Expense Example	Eaton Vance Arizona Municipal Income Fund Class A 1 Year	Eaton Vance Arizona Municipal Income Fund Class A 3 Years	Eaton Vance Arizona Municipal Income Fund Class A 5 Years	Eaton Vance Arizona Municipal Income Fund Class A 10 Years	Eaton Vance Arizona Municipal Income Fund Class C 1 Year	Eaton Vance Arizona Municipal Income Fund Class C 3 Years	Eaton Vance Arizona Municipal Income Fund Class C 5 Years	Eaton Vance Arizona Municipal Income Fund Class C 10 Years	Eaton Vance Arizona Municipal Income Fund Class I 1 Year	Eaton Vance Arizona Municipal Income Fund Class I 3 Years	Eaton Vance Arizona Municipal Income Fund Class I 5 Years	Eaton Vance Arizona Municipal Income Fund Class I 10 Years	Eaton Vance Connecticut Municipal Income Fund Class A 1 Year	Eaton Vance Connecticut Municipal Income Fund Class A 3 Years	Eaton Vance Connecticut Municipal Income Fund Class A 5 Years	Eaton Vance Connecticut Municipal Income Fund Class A 10 Years	Eaton Vance Connecticut Municipal Income Fund Class C 1 Year	Eaton Vance Connecticut Municipal Income Fund Class C 3 Years	Eaton Vance Connecticut Municipal Income Fund Class C 5 Years	Eaton Vance Connecticut Municipal Income Fund Class C 10 Years	Eaton Vance Connecticut Municipal Income Fund Class I 1 Year	Eaton Vance Connecticut Municipal Income Fund Class I 3 Years	Eaton Vance Connecticut Municipal Income Fund Class I 5 Years	Eaton Vance Connecticut Municipal Income Fund Class I 10 Years	Eaton Vance Minnesota Municipal Income Fund Class A 1 Year	Eaton Vance Minnesota Municipal Income Fund Class A 3 Years	Eaton Vance Minnesota Municipal Income Fund Class A 5 Years	Eaton Vance Minnesota Municipal Income Fund Class A 10 Years	Eaton Vance Minnesota Municipal Income Fund Class C 1 Year	Eaton Vance Minnesota Municipal Income Fund Class C 3 Years	Eaton Vance Minnesota Municipal Income Fund Class C 5 Years	Eaton Vance Minnesota Municipal Income Fund Class C 10 Years	Eaton Vance Minnesota Municipal Income Fund Class I 1 Year	Eaton Vance Minnesota Municipal Income Fund Class I 3 Years	Eaton Vance Minnesota Municipal Income Fund Class I 5 Years	Eaton Vance Minnesota Municipal Income Fund Class I 10 Years	Eaton Vance Municipal Opportunities Fund Class A 1 Year	Eaton Vance Municipal Opportunities Fund Class A 3 Years	Eaton Vance Municipal Opportunities Fund Class A 5 Years	Eaton Vance Municipal Opportunities Fund Class A 10 Years	Eaton Vance Municipal Opportunities Fund Class C 1 Year	Eaton Vance Municipal Opportunities Fund Class C 3 Years	Eaton Vance Municipal Opportunities Fund Class C 5 Years	Eaton Vance Municipal Opportunities Fund Class C 10 Years	Eaton Vance Municipal Opportunities Fund Class I 1 Year	Eaton Vance Municipal Opportunities Fund Class I 3 Years	Eaton Vance Municipal Opportunities Fund Class I 5 Years	Eaton Vance Municipal Opportunities Fund Class I 10 Years	Eaton Vance New Jersey Municipal Income Fund Class A 1 Year	Eaton Vance New Jersey Municipal Income Fund Class A 3 Years	Eaton Vance New Jersey Municipal Income Fund Class A 5 Years	Eaton Vance New Jersey Municipal Income Fund Class A 10 Years	Eaton Vance New Jersey Municipal Income Fund Class C 1 Year	Eaton Vance New Jersey Municipal Income Fund Class C 3 Years	Eaton Vance New Jersey Municipal Income Fund Class C 5 Years	Eaton Vance New Jersey Municipal Income Fund Class C 10 Years	Eaton Vance New Jersey Municipal Income Fund Class I 1 Year	Eaton Vance New Jersey Municipal Income Fund Class I 3 Years	Eaton Vance New Jersey Municipal Income Fund Class I 5 Years	Eaton Vance New Jersey Municipal Income Fund Class I 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class A 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class C 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class I 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 10 Years
USD ($)	540	679	830	1,270	245	449	776	1,497	48	151	263	591	542	685	841	1,293	247	456	787	1,520	50	157	274	616	538	673	820	1,247	243	443	766	1,475	46	144	252	567	565	757	965	1,564	271	530	913	1,788	69	218	379	847	540	679	830	1,270	245	449	776	1,497	48	151	263	591	544	691	851	1,316	249	462	797	1,543	52	164	285	640